UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb Lockhart
Title:		Vice President Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario November 8, 2004
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	204

Form 13F Information Table Value Total:	15,697,024 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011



MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30, 2004
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMENT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETION MANAGERS SOLE SHARED NONE ABB LTD ADR (1 ORD SHR)
000375204 42,932 5,545,200SH SOLE 5,545,200 AGCO CORP COMMON 001084102
35,248 1,231,800SH SOLE 1,231,800 ATI TECHNOLOGIES INC COMMON 001941103
182,10 9,396,675SH SOLE 9,396,675 ABBOTT LABS COMMON 002824100 79,339
1,480,550SH SOLE 1,480,550 ABITIBI CONS INC COMMON 003924107 102,076
12,839,703SH SOLE 12,839,703 AIR LIQUIDE ADR (0.2 ORD) 009126202 32,627
824,256SH SOLE 824,256 AJINOMOTO CO ADR(10ORD) 009707100 16, 111,400SH
SOLE 111,400 AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208 40,882 879,600SH SOLE 879,600 ALCAN INC COMMON 013716105 536,005 8,859,583SH SOLE 8,859,583
ALLSTATE CORP COMMON 020002101 57,909 953,870SH SOLE 953,870 AMERICAN EXPRESS CO COMMON 025816109 2,35 36,145SH SOLE 36,145 AMGEN INC
COMMON 031162100 2 3,935SH SOLE 3,935 ANHEUSER BUSCH COS COMMON
035229103 1,8 29,325SH SOLE 29,325 APACHE CORP COMMON 037411105 48,098
758,750SH SOLE 758,750 APPLIED MATERIALS COMMON 038222105 1,4 70,180SH
SOLE 70,180 ARCHER DANIELS MIDLD COMMON 039483102 9 45,550SH SOLE
45,550 AUTOMATIC DATA PROC COMMON 053015103 9 17,900SH SOLE 17,900
AVERY DENNISON CORP COMMON 053611109 39,469 474,300SH SOLE 474,300 BG
PLC ADR (5 ORDS) 055434203 25,088 582,600SH SOLE 582,600 BP ADR (6 ORDS)
055622104 72,14 991,315SH SOLE 991,315 BANK OF AMERICA CORP COM USD 0.01
060505104 81,33 1,483,846SH SOLE 1,483,846 BANK OF MONTREAL COMMON
063671101 206,516 3,734,472SH SOLE 3,734,472 BANK NEW YORK INC COMMON
064057102 1,6 45,400SH SOLE 45,400 BANK OF NOVA SCOTIA COMMON 064149107
630,836 17,072,690SH SOLE 17,072,690 BANK YOKOHAMA ADR(10 ORDSHRS)
066011206 17,1 253,100SH SOLE 253,100 BARRICK GOLD CORP COMMON 067901108
466,807 17,549,153SH SOLE 17,549,153 BECKMAN COULTER INC COMMON
075811109 31,0 437,800SH SOLE 437,800 BECTON DICKINSON COMMON 075887109 5
8,000SH SOLE 8,000 BOSTON SCIENTIFIC COMMON 101137107 52,055 1,035,700SH
SOLE 1,035,700 BRISTOL MYERS SQUIBB COMMON 110122108 2,39 79,910SH SOLE 79,910 CCL INDUSTRIES INC CLS B NON-VTG 124900309 34,10 1,836,540SH SOLE 1,836,540 CDN IMP BANK COMMERC COMMON 136069101 554,459 8,193,568SH SOLE
8,193,568 CDN NATL RAILWAY COMMON 136375102 437,198 7,072,110SH SOLE
7,072,110 CDN NATURAL RES COMMON 136385101 412,280 8,163,970SH SOLE
8,163,970 CDN TIRE CORP CLS A NON VTG 136681202 98,684 1,986,800SH SOLE
1,986,800 CANON INC ADR (1 ORD) 138006309 59,952 1,004,900SH SOLE 1,004,900
CAREMARK RX INC COMMON 141705103 52,652 1,297,800SH SOLE 1,297,800
CARNIVAL CORP COM(PAIRED STK) 143658300 27,663 462,400SH SOLE 462,400
CHEVRONTEXACO CORP COMMON 166764100 1,5 22,988SH SOLE 22,988
CITIGROUP INC COMMON 172967101 114,81 2,057,176SH SOLE 2,057,176 CLEAR
CHANNEL COMMUN COMMON 184502102 46,21 1,172,100SH SOLE 1,172,100
CLOROX CO COMMON 189054109 5 8,800SH SOLE 8,800 COCA COLA CO COMMON 191216100 4,0 79,328SH SOLE 79,328 COLGATE PALMOLIVE CO COMMON 194162103
79,344 1,388,225SH SOLE 1,388,225 CREO INC COMMON 225606102 2,78 268,000SH
SOLE 268,000 DIEBOLD INC COMMON 253651103 7,000SH SOLE 7,000 WALT
DISNEY CO COMMON 254687106 5 20,800SH SOLE 20,800 DOMTAR INC COMMON 257561100 70,203 4,618,640SH SOLE 4,618,640 DUKE ENERGY CORP COMMON
264399106 64,16 2,215,700SH SOLE 2,215,700 EMC CORP MASS COMMON 268648102 5
34,400SH SOLE 34,400 E.ON AG ADR (1 ORD SHS) 268780103 25,21 270,455SH SOLE
270,455 EMERSON ELEC CO COMMON 291011104 10,445SH SOLE 10,445 ENCANA CORPORATION COMMON 292505104 139,982 2,399,009SH SOLE 2,399,009 ENTRUST
TECHNOLOGIES COMMON 293848107 2,50 783,515SH SOLE 783,515 FEDERAL NTL
MTG ASSN COMMON 313586109 66,564 829,935SH SOLE 829,935 FIRST DATA CORP COMMON 319963104 86,457 1,571,090SH SOLE 1,571,090 FIRST QUANTUM MNRL
COMMON 335934105 1,3 81,000SH SOLE 81,000 FLUOR CORPORATION COMMON
343412102 57,553 1,021,900SH SOLE 1,021,900 FRANKLIN RES INC COMMON
354613101 3,0 42,825SH SOLE 42,825 GEAC COMPUTER CORP COMMON 368289104
88,000SH SOLE 88,000 GENERAL ELECTRIC CO COMMON 369604103 81,63
1,921,770SH SOLE 1,921,770 GILLETTE CO COMMON 375766102 1,4 27,120SH SOLE
27,120 HCA INC COMMON 404119109 59,005 1,222,600SH SOLE 1,222,600 HSBC
HLDGS PLC SP ADR(5 ORD) 404280406 46,32 458,850SH SOLE 458,850 HEWLETT
PACKARD CO COMMON 428236103 65,1 2,745,235SH SOLE 2,745,235 HOME DEPOT
INC COMMON 437076102 6 13,615SH SOLE 13,615 HONDA MOTOR CO ADR (0.5
ORD) 438128308 3,30 107,200SH SOLE 107,200 HONEYWELL INTL INC COMMON 438516106 56,947 1,255,307SH SOLE 1,255,307 IAMGOLD CORP COMMON 450913108
37,604 3,715,800SH SOLE 3,715,800 IMPERIAL OIL LTD COMMON 453038408 82,239
1,255,940SH SOLE 1,255,940 ING GROUP NV SP ADR (1 COM) 456837103 38,602
1,207,046SH SOLE 1,207,046 INTEL CORP COMMON 458140100 43,51 1,714,850SH
SOLE 1,714,850 IBM COMMON 459200101 46,17 425,680SH SOLE 425,680 JOHNSON &
JOHNSON COMMON 478160104 68,977 967,952SH SOLE 967,952 JOHNSON MATTHEY
PLC SP ADR 479142309 30,926 707,300SH SOLE 707,300 KIMBERLY CLARK MEX SP
ADR (5 ORD A) 494386204 37,958 2,069,300SH SOLE 2,069,300 KOHLS CORP
COMMON 500255104 34,31 562,900SH SOLE 562,900 KYOCERA CORP ADR (2 ORD)
501556203 39,16 439,805SH SOLE 439,805 L OREAL CO ADR (0.2 ORD) 502117203
33,769 2,022,235SH SOLE 2,022,235 ESTEE LAUDER CO CLASS A 518439104 30,300
573,010SH SOLE 573,010 MACDONALD DETTWILER COMMON 554282103 1,6
59,500SH SOLE 59,500 MAGNA INTL INC CLS A SUB VTG 559222401 498,427 5,320,529SH SOLE 5,320,529 MATSUSHITA ELEC INDL ADR(1 COMMON) 576879209 22,575 1,329,760SH SOLE 1,329,760 MEDTRONIC INC COMMON 585055106 4 6,675SH
SOLE 6,675 MERCK & CO INC COMMON 589331107 1,4 33,660SH SOLE 33,660
MICROSOFT CORP COMMON 594918104 151,98 4,345,107SH SOLE 4,345,107
MITSUBISHI TOKYO ADR(0.001 ORD) 606816106 1, 148,000SH SOLE 148,000
MORGAN STANLEY COMMON 617446448 91,98 1,474,950SH SOLE 1,474,950
MOTOROLA INC COMMON 620076109 58,436 2,560,570SH SOLE 2,560,570 NEC CORP
ADR (5 ORD) 629050204 68,000SH SOLE 68,000 NATL GRID TRANSCO SP ADR (10
ORD) 636274102 28,375 523,700SH SOLE 523,700 NESTLE S A SPADR(0.05 ORD)
641069406 48,239 662,585SH SOLE 662,585 NEW YORK TIMES CO CLASS A 650111107
45,675 923,400SH SOLE 923,400 NIPPON TELEG & TEL SPADR(0.005 ORD) 654624105
33,15 1,311,700SH SOLE 1,311,700 NOKIA CORP SP ADR (1 ORD A) 654902204 3
19,600SH SOLE 19,600 NORTEL NETWORKS CORP COMMON 656568102 216,585 50,603,886SH SOLE 50,603,886 PEARSON PLC SP ADR (1 ORD) 705015105 18,1
1,321,590SH SOLE 1,321,590 PEPSICO INC COMMON 713448108 56,708 921,415SH
SOLE 921,415 PT TELEKOMUNIKAS IND ADR(40 SER BSRS) 715684106 3 16,000SH
SOLE 16,000 PFIZER INC COMMON 717081103 137,647 3,555,813SH SOLE 3,555,813
PLACER DOME INC COMMON 725906101 181,33 7,195,796SH SOLE 7,195,796
PROCTER & GAMBLE CO COMMON 742718109 2,5 37,412SH SOLE 37,412
PRUDENTIAL FINL COMMON 744320102 69,624 1,170,000SH SOLE 1,170,000
QUEBECOR WORLD INC SUB VTG 748203106 127,00 4,503,592SH SOLE 4,503,592
REED ELSEVIER N V SP ADR (2 ORD) 758204101 37,926 1,157,510SH SOLE 1,157,510
REXAM PLC SP ADR NEW2001 761655406 18,07 361,800SH SOLE 361,800 RIO TINTO
PLC ADR (4 ORD) 767204100 4 3,190SH SOLE 3,190 ROCHE HLDG LTD SP ADR (.01
ORD) 771195104 36,048 275,050SH SOLE 275,050 ROGERS COMMUNICATION CLS B NON-VTG 775109200 324,172 12,667,935SH SOLE 12,667,935 ROYAL GROUP TECH
SUB VTG 779915107 85,059 7,662,950SH SOLE 7,662,950 ROYAL BANK CDA
COMMON 780087102 547,634 9,134,844SH SOLE 9,134,844 ROYAL DUTCH PETROL
NY REG EUR 0.56 780257804 53,494 819,505SH SOLE 819,505 SCHLUMBERGER LTD
COMMON 806857108 63,765 748,850SH SOLE 748,850 SECOM LTD ADR (2 ORD)
813113206 8 9,500SH SOLE 9,500 SIEMENS A G SP ADR 826197501 44,986 482,510SH
SOLE 482,510 STANLEY WORKS COMMON 854616109 2,1 39,500SH SOLE 39,500 SUN LIFE FNCL INC COMMON 866796105 2 7,140SH SOLE 7,140 SUNCOR ENERGY INC
COMMON 867229106 262,939 6,508,379SH SOLE 6,508,379 SUPERIOR INDS INTL
COMMON 868168105 39,683 1,047,370SH SOLE 1,047,370 TAIWAN SEMICONDUCTOR
SP ADR(5 ORD) 874039100 1,2 135,813SH SOLE 135,813 TELEFONOS DE MEXICO SP ADR (20 SER L) 879403780 40,084 981,900SH SOLE 981,900 TERADYNE INC COMMON
880770102 2 13,705SH SOLE 13,705 THOMSON CORP (THE) COMMON 884903105
235,958 5,376,124SH SOLE 5,376,124 TIMBERLAND CO CLASS A 887100105 60,552
842,700SH SOLE 842,700 TIME WARNER INC COMMON 887317105 52,889 2,590,325SH
SOLE 2,590,325 TOMKINS PLC SP ADR (4 ORD) 890030208 18,1 740,500SH SOLE
740,500 TORONTO DOMINION BK COMMON 891160509 538,123 11,675,480SH SOLE
11,675,480 TORSTAR CORP CLS B NON-VTG 891474207 127,15 5,006,160SH SOLE
5,006,160 TOYOTA MTR CORP ADR (2 ORD) 892331307 68,652 710,500SH SOLE
710,500 TYCO INTL LTD COM PAR $0.20 902124106 105,397 2,717,377SH SOLE
2,717,377 UST INC COMMON 902911106 6,700SH SOLE 6,700 UNISYS CORPORATION COMMON 909214108 1,3 102,900SH SOLE 102,900 UNITED TECHNOLOGIES
COMMON 913017109 79,865 676,075SH SOLE 676,075 UPM KYMMENE CORP SP ADR 915436109 17,53 722,630SH SOLE 722,630 VIACOM INC CLASS B 925524308 68,365
1,610,288SH SOLE 1,610,288 VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 41,00
919,900SH SOLE 919,900 WPP GROUP PLC SP ADR(5 ORDS) 929309300 38,19
647,800SH SOLE 647,800 WACHOVIA CORP 2ND NEW COM 929903102 2 4,600SH
SOLE 4,600 WAL MART STORES INC COMMON 931142103 1,0 15,755SH SOLE 15,755 WALGREEN CO COMMON 931422109 1, 25,600SH SOLE 25,600 WENDYS INTL INC
COMMON 950590109 59,15 1,391,575SH SOLE 1,391,575 WESCAST INDUSTRIES
CLASS A SUB VTG 950813105 1,5 47,700SH SOLE 47,700 WRIGLEY WM JR CO
COMMON 982526105 3 4,600SH SOLE 4,600 WYETH COMMON 983024100 95,1
2,010,250SH SOLE 2,010,250 ZARLINK SEMICONDUCT COMMON 989139100 54,590
14,290,495SH SOLE 14,290,495 AMVESCAP PLC SP ADR(2 ORDS) 03235E100 33,652
2,424,900SH SOLE 2,424,900 PETRO-CANADA COMMON 780257804 287,264
4,369,705SH SOLE 4,369,705 TALISMAN ENERGY INC COMMON 87425E103C 518,708
15,819,089SH SOLE 15,819,089 NCR CORP COMMON 62886E103 42,734 681,200SH
SOLE 681,200 ALTRIA GROUP INC COMMON 02209S103 44,475 747,375SH SOLE
747,375 BCE INC COMMON 05534B109 311,54 11,432,985SH SOLE 11,432,985
BARRICK GOLD CORP COMMON 067901108C 5,96 224,000SH SOLE 224,000 BIOVAIL
CORP COMMON 09067J109 221,15 10,144,679SH SOLE 10,144,679 CAMECO CORP
COMMON 13321L108 357,012 3,557,665SH SOLE 3,557,665 CDN PACIFIC RAILWAY
COMMON 13645T100 57,51 1,759,466SH SOLE 1,759,466 CARDINAL HEALTH INC
COMMON 14149Y108 2 5,343SH SOLE 5,343 CISCO SYSTEMS INC COMMON
17275R102 17,910SH SOLE 17,910 COGNOS INCORPORATED COMMON 19244C109
147,905 3,278,045SH SOLE 3,278,045 COMCAST CORP NEW CL A SPL 20030N200 2,29
65,000SH SOLE 65,000 COTT CORP COMMON 22163N106 139,26 3,774,000SH SOLE
3,774,000 CP SHIPS LTD COMMON 22409V102 65,17 4,245,587SH SOLE 4,245,587
DIAGEO P L C SP ADR (4 ORD) 25243Q205 63,839 1,000,665SH SOLE 1,000,665
DIRECTV GROUP INC COMMON 25459L106 2 10,006SH SOLE 10,006 EMBRAER-
EMPRESA BRAS PFD SP ADR 29081M102 5,0 150,000SH SOLE 150,000 ENBRIDGE INC COMMON 29250N105 39,97 757,750SH SOLE 757,750 ENERGIZER HLDGS INC
COMMON 29266R108 1,7 30,700SH SOLE 30,700 EXXON MOBIL CORP COMMON
30231G102 1,2 19,664SH SOLE 19,664 GSI LUMONICS COMMON 36229U102 28,850SH
SOLE 28,850 GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 67,14 1,213,725SH SOLE 1,213,725 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 52,980 3,068,100SH
SOLE 3,068,100 CGI GROUP INC CLASS A SUB VTG 39945C109 176,61 20,778,180SH
SOLE 20,778,180 HENKEL LTD PARTNRSHP SP ADR (1 ORD) 42550U109 36,89 418,900SH SOLE 418,900 HUMMINGBIRD LTD COMMON 44544R101 43,41
1,669,175SH SOLE 1,669,175 IVANHOE MINES COMMON 46579N103 80,17
11,292,300SH SOLE 11,292,300 JPMORGAN CHASE & CO COMMON 46625H100 2,40
47,866SH SOLE 47,866 KINDER MORGAN INC COMMON 49455P101 2,34 29,500SH
SOLE 29,500 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 17,73 785,500SH SOLE 785,500 MBNA CORP COMMON 55262L100 5 15,759SH SOLE 15,759 MDS INC COMMON 55269P302 309,259 15,957,617SH SOLE 15,957,617 MI DEVELOPMENTS INC
CL A COM SUB VTG 55304X104 23,365SH SOLE 23,365 MAGNA INTL INC CLASS A 559222401C 4,68 50,000SH SOLE 50,000 MANULIFE FINCL CORP COMMON
56501R106 466,591 8,422,212SH SOLE 8,422,212 NEXEN INC COMMON 65334H102
77,268 1,464,792SH SOLE 1,464,792 NOMURA HLDGS INC SPONSORED ADR
65535H208 27,738 1,698,400SH SOLE 1,698,400 NORTEL NETWORKS CORP COMMON
656568102C 6 152,500SH SOLE 152,500 NOVA CHEMICALS CORP COMMON
66977W109 39,546 811,040SH SOLE 811,040 NOVARTIS AG ADR (1 ORD SHS)
66987V109 53,71 909,870SH SOLE 909,870 ORACLE CORP COMMON 68389X105 34,600
2,424,705SH SOLE 2,424,705 PETROKAZAKHSTAN INC CLASS A COM 71649P102
107,51 2,505,500SH SOLE 2,505,500 PLACER DOME INC COMMON 725906101C 1,
76,000SH SOLE 76,000 POTASH CORP OF SASK COMMON 73755L107 2,43 30,000SH
SOLE 30,000 PRECISION DRILLING COMMON 74022D100 1,5 21,700SH SOLE 21,700
SBC COMMUNICATIONS COMMON 78387G103 62,253 1,896,340SH SOLE 1,896,340
3M COMPANY COMMON 88579Y101 41,98 415,020SH SOLE 415,020 TRANSALTA
CORP COMMON 89346D107 9,22 559,400SH SOLE 559,400 TRANSCANADA CORP
COMMON 89353D107 151,59 5,482,681SH SOLE 5,482,681 TRANSCANADA CORP
COMMON 89353D107C 6,9 250,000SH SOLE 250,000 VERIZON COMMUNICATNS
COMMON 92343V104 61,95 1,243,544SH SOLE 1,243,544 VODAFONE GRP PLC
ADR(10 ORDS) 92857W100 65,946 2,162,141SH SOLE 2,162,141 DEUTSCHE BANK AG
NAM ORD D18190898 60,848 668,600SH SOLE 668,600 ACE LIMITED COMMON
G0070K103 6 13,000SH SOLE 13,000 TRANSOCEAN INC ORDINARY G90078109 75,400
1,665,800SH SOLE 1,665,800 TAKEDA CHEMICAL INDS SHARES J81281115 19,6 342,500SH SOLE 342,500 CHECK POINT SOFTWARE ORDINARY M22465104 35,09 1,634,600SH SOLE 1,634,600 ASML HOLDING NV SHARES N07059111 36,080
2,216,025SH SOLE 2,216,025